INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Related Accumulated Amortization

Intangible assets and the related accumulated amortization and impairment loss are summarized as follows:

	As of December 31, 2011,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value
	RMB	RMB	RMB	RMB
Computer software	1,581	(201)	—	1,380
Mobile games and platforms	56,429	(20,524)	—	35,905
Acquired customer relationships	42,939	(11,506)	—	31,433
Mobile game product development costs	1,817	(434)	—	1,383

Total	102,766	(32,665)	—	70,101

	As of December 31, 2012,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value	Net value
	RMB	RMB	RMB	RMB	US$
Computer software	5,210	(1,416)	—	3,794	609
Mobile games and platforms	59,304	(35,690)	—	23,614	3,790
Acquired customer relationships	42,938	(17,639)	(10,910)	14,389	2,310
Mobile game product development costs	2,679	(1,478)	—	1,201	193

Total	110,131	(56,223)	(10,910)	42,998	6,902

Estimated Annual Amortization Expenses

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

	RMB	US$
2013	16,530	2,653
2014	13,382	2,148
2015	9,716	1,560
2016	3,356	539
2017	14	2

Total	42,998	6,902